UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:  4/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2011
Shares				Market Value
	COMMON STOCK - 73.8%
	ADVERTISING - 0.8%
5,980	Focus Media Holding Ltd. - ADR *			$ 210,197

	AEROSPACE/DEFENSE - 0.7%
1,114	Boeing Co.			88,875
949	United Technologies Corp.			85,011
				173,886
	AIRLINES - 1.0%
21,895	JetBlue Airways Corp. *			123,926
4,697	Lan Airlines SA - ADR			131,234
				255,160
	APPAREL - 1.9%
2,357	Columbia Sportswear Co.			160,252
1,416	NIKE, Inc.			116,565
2,969	Under Armour, Inc. - Cl. A *			203,258
				480,075
	AUTO PARTS & EQUIPMENT - 1.1%
2,420	Magna International, Inc.			124,025
2,351	TRW Automotive Holdings Corp. *			134,148
				258,173
	BANKS - 1.2%
2,416	BanColombia SA - ADR			160,060
5,612	Bank of America Corp.			68,915
1,731	JPMorgan Chase & Co.			78,986
				307,961
	BEVERAGES - 0.8%
1,216	Coca-Cola Co.			82,031
2,361	Molson Coors Brewing Co.			115,099
				197,130
	BIOTECHNOLOGY - 2.7%
1,977	Biogen Idec, Inc. *			192,461
3,592	Charles River Laboratories International, Inc. *			151,547
6,105	Myriad Genetics, Inc. *			130,891
3,826	Vertex Pharmaceuticals, Inc. *			210,507
				685,406
	BUILDING MATERIALS - 0.6%
3,212	Lennox International, Inc.			156,135

	CHEMICALS - 0.9%
1,469	EI du Pont de Nemours & Co.			83,425
1,067	Lubrizol Corp.			143,533
				226,958
	COMMERCIAL SERVICES - 1.8%
2,134	HMS Holdings Corp. *			167,967
7,702	Kforce, Inc. *			120,536
4,369	SuccessFactors, Inc. *			151,473
				439,976
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Shares				Market Value
	COMPUTERS - 2.3%
417	Apple, Inc. *			$ 145,212
2,627	DST Systems, Inc.			129,537
1,852	Hewlett-Packard Co.			74,765
488	International Business Machines Corp.			83,243
5,638	Netscout Systems, Inc. *			144,276
				577,033
	COSMETICS/PERSONAL CARE - 1.1%
1,703	Estee Lauder Cos, Inc.			165,191
1,276	Procter & Gamble Co.			82,812
				248,003
	DISTRIBUTION/WHOLESALE - 1.0%
2,511	Fossil, Inc. *			240,504

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
1,803	American Express Co.			88,491
5,096	Raymond James Financial, Inc.			191,100
6,922	TD Ameritrade Holding Corp.			149,100
				428,691
	ELECTRIC - 1.1%
6,526	Cia Energetica de Minas Gerais			136,198
4,661	Cia Paranaense de Energia - ADR			128,597
				264,795
	ELECTRONICS - 1.4%
6,277	National Instruments Corp.			190,444
3,140	Trimble Navigation Ltd. *			147,078
				337,522
	ENTERTAINMENT - 0.6%
4,892	International Speedway Corp.			149,695

	ENVIRONMENTAL CONTROL - 0.5%
3,229	Waste Management, Inc.			127,416

	FOOD - 1.5%
3,465	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR			157,519
2,518	Kraft Foods, Inc. - Cl. A			84,554
5,201	Kroger Co.			126,436
				368,509
	FOREST PRODUCTS & PAPER - 0.6%
1,788	Clearwater Paper Corp. *			140,322

	HAND/MACHINE TOOLS - 1.2%
3,385	Franklin Electric Co., Inc.			152,697
2,097	Stanley Black & Decker, Inc.			152,347
				305,044
	HEALTHCARE-PRODUCTS - 2.0%
7,219	Immucor, Inc. *			157,591
1,308	Johnson & Johnson			85,962
5,161	Meridian Bioscience, Inc.			127,528
5,126	Volcano Corp. *			136,659
				507,740
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Shares				Market Value
	HEALTHCARE-SERVICES - 3.6%
2,818	AMERIGROUP Corp. *			$ 192,469
4,259	Community Health Systems, Inc. *			130,879
4,995	Health Net, Inc. *			166,334
4,535	Healthspring, Inc. *			188,157
4,805	WellCare Health Plans, Inc. *			210,507
				888,346
	HOLDING COMPANIES-DIVERSIFIED - 0.7%
4,546	Leucadia National Corp.			175,748

	INSURANCE - 1.4%
2,665	Transatlantic Holdings, Inc.			131,358
3,466	Travelers Cos, Inc.			219,329
				350,687
	INTERNET - 5.9%
1,315	Baidu, Inc. - ADR *			195,304
5,248	Constant Contact, Inc. *			145,422
3,179	Digital River, Inc. *			103,445
1,466	Equinix, Inc. *			147,568
1,010	F5 Networks, Inc. *			102,374
1,840	MercadoLibre, Inc.			168,176
860	Netflix, Inc. *			200,096
8,086	TIBCO Software, Inc. *			242,499
5,935	Vocus, Inc. *			175,854
				1,480,738
	IRON/STEEL - 0.7%
3,235	Reliance Steel & Aluminum Co.			183,133

	LODGING - 0.5%
2,789	Las Vegas Sands Corp. *			131,111

	MACHINERY-CONSTR&MINING - 0.4%
767	Caterpillar, Inc.			88,519

	MACHINERY-DIVERSIFIED - 2.3%
2,486	Gardner Denver, Inc.			214,815
5,520	iRobot Corp. *			195,518
1,920	Rockwell Automation, Inc.			167,290
				577,623
	MEDIA - 2.3%
3,414	Liberty Global, Inc. *			158,751
2,194	Liberty Media Corp. - Capital *			180,500
2,070	Time Warner Cable, Inc.			161,729
1,810	Walt Disney Co.			78,011
				578,991
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Shares				Market Value
	METAL FABRICATE/HARDWARE - 0.6%
969	Precision Castparts Corp.			$ 149,730

	MINING - 0.3%
4,801	Alcoa, Inc.			81,617

	MISCELLANEOUS MANUFACTURING - 0.6%
858	3M Co.			83,406
3,842	General Electric Co.			78,569
				161,975
	OIL&GAS - 2.7%
4,429	Atwood Oceanics, Inc. *			198,995
768	Chevron Corp.			84,050
1,500	Concho Resources, Inc. *			160,275
1,836	ConocoPhillips			144,915
934	Exxon Mobil Corp.			82,192
				670,427
	PACKAGING & CONTAINERS - 0.6%
4,088	Sonoco Products Co.			141,281

	PHARMACEUTICALS - 2.9%
3,957	AmerisourceBergen Corp.			160,812
4,672	Medicis Pharmaceutical Corp.			165,669
2,408	Merck & Co., Inc.			86,568
4,036	Pfizer, Inc.			84,595
4,334	Valeant Pharmaceuticals International, Inc.			228,098
				725,742
	RETAIL - 6.0%
2,229	Advance Auto Parts, Inc.			145,910
9,119	American Eagle Outfitters, Inc.			141,892
4,714	Bob Evans Farms, Inc.			147,831
5,819	Brinker International, Inc.			140,180
752	Chipotle Mexican Grill, Inc. - Cl. A *			200,626
2,127	Home Depot, Inc.			78,997
1,044	McDonald's Corp.			81,756
2,917	Nordstrom, Inc.			138,703
3,764	PetSmart, Inc.			158,728
14,574	Saks, Inc. *			174,305
1,538	Wal-Mart Stores, Inc.			84,559
				1,493,487
	SEMICONDUCTORS - 0.9%
3,668	Intel Corp.			85,061
3,875	Texas Instruments, Inc.			137,679
				222,740
	SOFTWARE - 1.9%
6,162	ACI Worldwide, Inc. *			203,593
3,048	Microsoft Corp.			79,309
5,208	RightNow Technologies, Inc. *			188,425
				471,327
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Shares				Market Value
	TELECOMMUNICATIONS - 9.8%
5,520	Aruba Networks, Inc. *			$ 198,334
6,901	AT&T, Inc.			214,759
2,826	CenturyLink, Inc.			115,244
7,640	Ciena Corp. *			215,754
4,308	Cisco Systems, Inc.			75,649
4,418	EZchip Semiconductor Ltd. *			141,332
4,134	IPG Photonics Corp. *			287,148
10,347	MetroPCS Communications, Inc. *			174,140
2,729	NII Holdings, Inc. *			113,472
4,012	Plantronics, Inc.			148,725
2,572	QUALCOMM, Inc.			146,192
14,566	Telecom Corp. of New Zealand Ltd. - ADR			127,162
5,657	Telefonica SA			152,513
3,392	Telephone & Data Systems, Inc.			113,836
5,892	Verizon Communications, Inc.			222,600
				2,446,860
	TEXTILES - 0.5%
2,116	Mohawk Industries, Inc. *			127,045

	TRUCKING & LEASING - 0.7%
4,616	Textainer Group Holdings Ltd.			163,683

	TOTAL COMMON STOCK (Cost - $15,267,820)			18,397,141

	SHORT-TERM INVESTMENTS - 4.9%
	MONEY MARKET FUND - 4.9%
1,220,787	Goldman Sachs Financial Square Funds - Prime Obligations Fund			1,220,787
	(Cost - $1,220,787)

	TOTAL INVESTMENTS - 78.7% (Cost - $16,488,607)			$ 19,617,928
	OTHER ASSETS LESS LIABILITIES - 21.3%			5,326,255
	NET ASSETS - 100.0%			$ 24,944,183

* Non-Income producing security.

At April 30, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:				$ 3,287,591
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:				(158,270)
Net unrealized appreciation				$ 3,129,321

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011

Number of				Unrealized
Contracts	FUTURES CONTRACTS- 0.0%			Appreciation
17	Russell Mini Future *			9,180
	maturing June 2011 (Underlying Face Amount at Value $1,423,240)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 18,397,141	$ -	$ -	$ 18,397,141
Short-Term Investments	$ 1,220,787	$ -	$ -	1,220,787
Total	$ 19,617,928	$ -	$ -	$ 19,617,928

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$ 9,180	$ -	$ -	$ 9,180
Total	$ 9,180	$ -	$ -	9,180

The Fund did not hold any Level 3 securities during the period.
There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/29/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/29/11